GOODWILL AND OTHER INTANGIBLE ASSETS (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other intangible assets
Cost	$ 420,321	$ 421,034
Accumulated Amortization	(297,299)	(283,495)
Net	123,022	137,539
Amortization expense for intangible assets	13,954	12,301	$ 8,133
Amortization of intangible assets
2016	12,629
2017	11,396
2018	10,778
2019	10,047
2020	10,047
2021 and thereafter	68,125
Net	123,022	137,539
Customer relationships
Other intangible assets
Cost	168,400	168,400
Accumulated Amortization	(131,710)	(129,942)
Net	$ 36,690	$ 38,458
Weighted Average Remaining Amortization Life	20 years 9 months 18 days	21 years 9 months 18 days
Amortization of intangible assets
Net	$ 36,690	$ 38,458
Purchase agreements
Other intangible assets
Cost	75,879	75,879
Accumulated Amortization	(75,879)	(75,443)
Net		$ 436
Weighted Average Remaining Amortization Life		10 months 24 days
Amortization of intangible assets
Net		$ 436
Resort management contracts
Other intangible assets
Cost	129,168	129,864
Accumulated Amortization	(46,576)	(36,790)
Net	$ 82,592	$ 93,074
Weighted Average Remaining Amortization Life	13 years 8 months 12 days	13 years 9 months 18 days
Amortization of intangible assets
Net	$ 82,592	$ 93,074
Technology
Other intangible assets
Cost	25,076	25,076
Accumulated Amortization	(25,076)	(25,076)
Other
Other intangible assets
Cost	21,798	21,815
Accumulated Amortization	(18,058)	(16,244)
Net	$ 3,740	$ 5,571
Weighted Average Remaining Amortization Life	2 years 6 months	3 years 4 months 24 days
Amortization of intangible assets
Net	$ 3,740	$ 5,571